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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  Paragon Separate Account B
     File Nos. 333-133675 and 811-07534
     Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of the Prospectuses, Supplements and Statements of Additional Information ("SAIs") being used for the variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses, Supplements and SAIs for those products contained in the Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 16, 2014.

Please call the undersigned at (617) 578-3031 with any questions.

Sincerely yours,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.
Assistant General Counsel